Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year	Summary Compensation Table Total for CEO ($)(1)	Compensation Actually Paid to CEO ($)(2)	Average Summary Compensation Table Total for Non-CEO Named Executive Officers (“NEOs”) ($)(3)	Average Compensation Actually Paid to Non-CEO NEOs ($)(2)(3)	Value of Initial Fixed $100 Investment Based on:		Net Income ($ thousands)	Revenue ($ thousands)
					Total Shareholder Return ($)(4)	Peer Group Total Shareholder Return ($)(4)(5)
2024	$9,890,081	$22,847,241	$3,990,120	$9,425,646	$416	$114	$141,209	$675,040
2023	$9,337,734	$15,757,507	$3,859,740	$6,755,598	$268	$115	$106,140	$482,375
2022	$7,352,757	$9,573,427	$2,979,057	$3,906,349	$168	$111	$101,418	$401,858
2021	$10,984,638	$4,250,676	$5,343,525	$2,622,461	$164	$125	$112,512	$365,978
2020	$5,762,102	$13,607,297	$2,735,088	$6,189,352	$216	$126	$106,011	$353,874

Company Selected Measure Name	Increase revenue
Named Executive Officers, Footnote
Dr. Belanoff was the CEO and President for each of 2024, 2023, 2022, 2021 and 2020.
The non-CEO named executive officers reflects the following individuals in each year:
2024: Dr. Guyer and Messrs. Maduck, Mokari and Robb
2023: Dr. Guyer and Messrs. Maduck, Mokari and Robb
2022: Dr. Hunt and Messrs. Maduck, Mokari and Robb
2021: Dr. Hunt and Messrs. Maduck, Mokari and Robb
2020: Dr. Hunt, Dr. Grauer and Messrs. Maduck and Robb

Peer Group Issuers, Footnote	The Peer Group referenced for purpose of the Total Stockholder Return comparison consists of the Nasdaq Biotechnology Index (“NBI”).
PEO Total Compensation Amount	$ 9,890,081	$ 9,337,734	$ 7,352,757	$ 10,984,638	$ 5,762,102
PEO Actually Paid Compensation Amount	$ 22,847,241	15,757,507	9,573,427	4,250,676	13,607,297
Adjustment To PEO Compensation, Footnote	SEC rules require certain adjustments be made to the Summary Compensation Table totals to determine CAP as reported in the Pay versus Performance Table. CAP does not necessarily represent cash and/or equity value transferred to the applicable named executive officer without restriction, but rather is a value calculated under applicable SEC rules. In general, CAP is calculated as Summary Compensation Table total compensation adjusted to deduct the fair market value of equity awards as of December 31 of the applicable year or, if earlier, the vesting date (rather than the grant date) and add changes in fair value of equity awards from the prior year end in accordance with Item 402(v) of Regulation S-K, for each covered year. Named executive officers do not participate in a defined benefit plan so no adjustment for pension benefits is included in the table below. Similarly, no adjustment is made for dividends as dividends are factored into the fair value of the award.
The following table outlines the adjustments made to the compensation earned by our CEO and non-CEO NEOs, as presented in the Summary Compensation Table, to derive the CAP to our CEO and non-CEO NEOs.

Item and Value Added (Deducted)	2024	2023	2022	2021	2020
For CEO:
Summary Compensation Table Total	$9,890,081	$9,337,734	$7,352,757	$10,984,638	$5,762,102
- Summary Compensation Table “Option Awards” column value	(7,010,548)	(6,911,901)	(5,536,424)	(9,290,888)	(4,237,643)
+ year-end fair value of outstanding and unvested equity awards granted in the fiscal year	12,171,131	7,629,752	4,812,726	4,463,817	6,532,652
+/- change in fair value of outstanding and unvested equity awards granted in prior years	5,019,434	3,113,564	384,719	(2,243,056)	3,713,993
+ vest date fair value of equity awards granted in the covered year	2,354,418	1,612,966	1,539,784	1,337,023	1,036,875
+/- change in fair value of prior-year equity awards vested in the fiscal year	422,725	975,392	1,019,865	(1,000,858)	799,318
Compensation Actually Paid	$22,847,241	$15,757,507	$9,573,427	$4,250,676	$13,607,297
For Non-CEO NEOs (Average):
Summary Compensation Table Total	$3,990,120	$3,859,740	$2,979,057	$5,343,525	$2,735,088
- Summary Compensation Table “Option Awards” column value	(2,804,219)	(2,764,760)	(2,100,777)	(4,550,473)	(1,995,790)
- Summary Compensation Table “Stock Awards” column value	(52,674)	(90,100)	(17,699)	—	—
+ year-end fair value of outstanding and unvested equity awards granted in the fiscal year	4,960,427	3,176,640	1,824,946	2,558,473	3,072,071
+/- change in fair value of outstanding and unvested equity awards granted in prior years	2,158,367	1,500,445	183,637	(821,551)	1,680,311
+ vest date fair value of equity awards granted in the covered year	941,758	645,179	569,394	424,525	462,731
+/- change in fair value of prior-year equity awards vested in the fiscal year	231,867	428,454	467,791	(332,038)	234,941
Compensation Actually Paid	$9,425,646	$6,755,598	$3,906,349	$2,622,461	$6,189,352

Non-PEO NEO Average Total Compensation Amount	$ 3,990,120	3,859,740	2,979,057	5,343,525	2,735,088
Non-PEO NEO Average Compensation Actually Paid Amount	$ 9,425,646	6,755,598	3,906,349	2,622,461	6,189,352
Adjustment to Non-PEO NEO Compensation Footnote	SEC rules require certain adjustments be made to the Summary Compensation Table totals to determine CAP as reported in the Pay versus Performance Table. CAP does not necessarily represent cash and/or equity value transferred to the applicable named executive officer without restriction, but rather is a value calculated under applicable SEC rules. In general, CAP is calculated as Summary Compensation Table total compensation adjusted to deduct the fair market value of equity awards as of December 31 of the applicable year or, if earlier, the vesting date (rather than the grant date) and add changes in fair value of equity awards from the prior year end in accordance with Item 402(v) of Regulation S-K, for each covered year. Named executive officers do not participate in a defined benefit plan so no adjustment for pension benefits is included in the table below. Similarly, no adjustment is made for dividends as dividends are factored into the fair value of the award.
The following table outlines the adjustments made to the compensation earned by our CEO and non-CEO NEOs, as presented in the Summary Compensation Table, to derive the CAP to our CEO and non-CEO NEOs.

Item and Value Added (Deducted)	2024	2023	2022	2021	2020
For CEO:
Summary Compensation Table Total	$9,890,081	$9,337,734	$7,352,757	$10,984,638	$5,762,102
- Summary Compensation Table “Option Awards” column value	(7,010,548)	(6,911,901)	(5,536,424)	(9,290,888)	(4,237,643)
+ year-end fair value of outstanding and unvested equity awards granted in the fiscal year	12,171,131	7,629,752	4,812,726	4,463,817	6,532,652
+/- change in fair value of outstanding and unvested equity awards granted in prior years	5,019,434	3,113,564	384,719	(2,243,056)	3,713,993
+ vest date fair value of equity awards granted in the covered year	2,354,418	1,612,966	1,539,784	1,337,023	1,036,875
+/- change in fair value of prior-year equity awards vested in the fiscal year	422,725	975,392	1,019,865	(1,000,858)	799,318
Compensation Actually Paid	$22,847,241	$15,757,507	$9,573,427	$4,250,676	$13,607,297
For Non-CEO NEOs (Average):
Summary Compensation Table Total	$3,990,120	$3,859,740	$2,979,057	$5,343,525	$2,735,088
- Summary Compensation Table “Option Awards” column value	(2,804,219)	(2,764,760)	(2,100,777)	(4,550,473)	(1,995,790)
- Summary Compensation Table “Stock Awards” column value	(52,674)	(90,100)	(17,699)	—	—
+ year-end fair value of outstanding and unvested equity awards granted in the fiscal year	4,960,427	3,176,640	1,824,946	2,558,473	3,072,071
+/- change in fair value of outstanding and unvested equity awards granted in prior years	2,158,367	1,500,445	183,637	(821,551)	1,680,311
+ vest date fair value of equity awards granted in the covered year	941,758	645,179	569,394	424,525	462,731
+/- change in fair value of prior-year equity awards vested in the fiscal year	231,867	428,454	467,791	(332,038)	234,941
Compensation Actually Paid	$9,425,646	$6,755,598	$3,906,349	$2,622,461	$6,189,352

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table

Most Important Performance Measures
Increase revenue
Expand our commercial business serving patients with hypercortisolism and continue to advance relacorilant as a potentially superior successor to Korlym
Advance promising candidates from our portfolio of selective cortisol modulators as potential treatments for patients with solid tumors, metabolic disorders and neurologic disorders
Discover and advance towards the clinic additional selective cortisol modulators and identify serious disorders for which they might fill an unmet medical need

Total Shareholder Return Amount	$ 416	268	168	164	216
Peer Group Total Shareholder Return Amount	114	115	111	125	126
Net Income (Loss)	$ 141,209,000	$ 106,140,000	$ 101,418,000	$ 112,512,000	$ 106,011,000
Company Selected Measure Amount	675,040,000	482,375,000	401,858,000	365,978,000	353,874,000
PEO Name	Dr. Belanoff	Dr. Belanoff	Dr. Belanoff	Dr. Belanoff	Dr. Belanoff
Additional 402(v) Disclosure
Total Stockholder Return is determined based on the value of an initial fixed investment of $100 at December 31, 2019.
2024 Most Important Measures to Determine Compensation Actually Paid
As required by Item 402 (v) of Regulation S-K, we have identified the following performance measures as being the most important in linking actual compensation paid to our executives to our performance. We believe short- and long-term shareholder value is best created by expanding our commercial business serving patients with hypercortisolism and developing our proprietary selective cortisol modulators as treatments for other diseases with serious medical need. The performance measures we use to evaluate our executives’ performance are described below. For more information refer to the “Elements of Executive Compensation” of this proxy statement.
Pay versus Performance Comparative Disclosure
	The following reflect the relationships between (i) CAP to our CEO, and the average of CAP to our non-CEO NEOs, to our cumulative total shareholder return and our cumulative total shareholder return (“TSR”) to our peer group (as defined above) TSR, (ii) CAP to our CEO, and the average of CAP to our non-CEO NEOs, to our revenues, and (iii) CAP to our CEO, and the average of CAP to our non-CEO NEOs, to our net income, in each case for the years 2020 through 2024.
Measure:: 1
Pay vs Performance Disclosure
Name	Increase revenue
Measure:: 2
Pay vs Performance Disclosure
Name	Expand our commercial business serving patients with hypercortisolism and continue to advance relacorilant as a potentially superior successor to Korlym
Measure:: 3
Pay vs Performance Disclosure
Name	Advance promising candidates from our portfolio of selective cortisol modulators as potential treatments for patients with solid tumors, metabolic disorders and neurologic disorders
Measure:: 4
Pay vs Performance Disclosure
Name	Discover and advance towards the clinic additional selective cortisol modulators and identify serious disorders for which they might fill an unmet medical need
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 12,171,131	$ 7,629,752	$ 4,812,726	$ 4,463,817	$ 6,532,652
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,019,434	3,113,564	384,719	(2,243,056)	3,713,993
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,354,418	1,612,966	1,539,784	1,337,023	1,036,875
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	422,725	975,392	1,019,865	(1,000,858)	799,318
PEO | Aggregate Grant Date Fair Value of Option Award Amounts Reported in Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(7,010,548)	(6,911,901)	(5,536,424)	(9,290,888)	(4,237,643)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,960,427	3,176,640	1,824,946	2,558,473	3,072,071
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,158,367	1,500,445	183,637	(821,551)	1,680,311
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	941,758	645,179	569,394	424,525	462,731
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	231,867	428,454	467,791	(332,038)	234,941
Non-PEO NEO | Aggregate Grant Date Fair Value of Option Award Amounts Reported in Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,804,219)	(2,764,760)	(2,100,777)	(4,550,473)	(1,995,790)
Non-PEO NEO | Aggregate Grant Date Fair Value of Stock Award Amounts Reported in Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (52,674)	$ (90,100)	$ (17,699)	$ 0	$ 0